UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22447

EQUINOX FUNDS TRUST
 (Exact name of registrant as specified in charter)

47 Hulfish Street, Suite 510
Princeton, New Jersey 08542
 (Address of principal executive offices) (Zip code)

Javier Jimenez
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741
 (Name and address of agent for service)

(609) 430-0404
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Equinox IPM Systematic Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2018 (Unaudited)

U.S. TREASURY NOTES - 57.0%
Principal				Value
$75,000,000	1.32%, 05/31/2018			$74,914,442
50,000,000	1.48%, 11/30/2018			49,750,977
90,000,000	1.19%, 07/31/2018			89,681,836
	Total U.S. Treasury Notes
	(Cost $214,716,153)			214,347,254

	Total Investments - 57.0%
	(Cost $214,716,153) (a)			214,347,254

	Other Assets in Excess of Liabilities - 43.0%			161,630,461

	TOTAL NET ASSETS - 100.0%			$375,977,715

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $214,716,153 and differs from market value by net unrealized depreciation of securities as follows:
		Unrealized Appreciation:		$-
		Unrealized Depreciation:		(368,899)
		Net Unrealized Depreciation:		$(368,899)

Number of Contracts	Description	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciaion)

Short Futures Contracts
644	Brazilian Real Future	May-18	$19,452,020	$14,125
110	CAC 40 10 Euro Future	Apr-18	6,976,597	130,550
41	Canadian 10-Year Government Bond Future	Jun-18	4,241,138	(43,388)
41	Euro FX Future	Jun-18	6,333,731	47,581
196	FTSE 100 Index Future	Jun-18	19,231,242	345,240
205	Hang Seng Index Future	Apr-18	39,246,510	241,043
207	Indian Rupee Future	Apr-18	6,338,754	(32,292)
67	Japanese 10-Year Government Bond Future	Jun-18	94,985,668	(44,096)
640	New Zealand Dollar Future	Jun-18	46,208,000	652,800
7	Polish Zloty Future	Jun-18	1,023,260	4,235
61	S&P 500 Index Future	Jun-18	40,305,750	2,075,325
291	S&P/Toronto Stock Exchange 60 Index Future	Jun-18	40,927,698	443,270
112	South Korean Won Future	Apr-18	2,632,280	(3,640)
154	SPI 200 Index Future	Jun-18	16,961,290	301,987
523	Swedish Krona Future	Jun-18	125,854,720	2,817,100
6	U.S. 10-Year Treasury Note Future	Jun-18	726,844	(4,958)
1,371	Swiss Franc Future	Jun-18	180,183,675	2,577,506
				9,522,388

Long Futures Contracts
72	Amsterdam Exchanges Index Future	Apr-18	$9,355,367	$(95,864)
291	Australian 10-Year Treasury Bond Future	Jun-18	28,969,676	337,665
1,581	Australian Dollar Future	Jun-18	121,357,560	(2,954,465)
191	British Pound Future	Jun-18	16,781,738	46,556
90	Canadian Dollar Future	Jun-18	6,986,250	77,307
73	Czech Koruna Future	Jun-18	7,279,632	30,587
503	Euro-Bund Future	Jun-18	98,673,930	1,281,211
227	FTSE/MIB Index Future	Jun-18	30,658,728	(256,832)
38	German Stock Index Future	Jun-18	14,166,831	(335,802)
27	Hungarian Forint Future	Jun-18	2,691,595	30,951
51	IBEX 35 Index Future	Apr-18	6,006,279	(113,160)
465	Japanese Yen Future	Jun-18	54,890,344	(70,646)
91	Long Gilt Future	Jun-18	15,680,762	128,876
831	Mexican Peso Future	Jun-18	22,565,805	528,769
100	Norwegian Krone Future	Jun-18	25,552,000	(395,000)
878	OMXS30 Index Future	Apr-18	16,025,198	(248,497)
213	Russian Ruble Future	Jun-18	9,209,588	(53,298)
190	Singapore Dollar Future	Apr-18	4,750,181	1,815
58	South African Rand Future	Jun-18	5,865,526	(18,862)
202	Swiss Market Index Future	Jun-18	18,165,209	(94,673)
55	Tokyo Price Index Future	Jun-18	8,820,779	169,159
234	Turkish Lira Future	Jun-18	28,978,560	(174,330)
				(2,178,533)

Net Unrealized Appreciation:	$7,343,855

Consolidation of Subsidiary – The Consolidated Portfolio of Investments of the Equinox IPM Systematic Macro Fund (the "Fund") includes the holdings of Equinox IPM Systematic Macro Fund Limited (the "Subsidiary"). The Subsidiary is a wholly-owned and controlled Delaware Limited Liability Company.

The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund's policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The net assets of the Subsidiary as of March 31, 2018, were $34,195,599 which represented 9.10% of the Fund's net assets.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price ("NOCP"). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the "Board") of the Equinox Funds Trust using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a "significant event") since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund's calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. U.S. generally accepted accounting principles establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, repayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for the Fund's assets and liabilities measured at fair value:

* Represents net unrealized appreciation of future contracts.

There were no transfers between levels during the period. It is the Fund's policy to record transfers between levels at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Equinox Funds Trust

By /s/ Robert J. Enck
      Robert J. Enck, Principal Executive Officer

Date                                5/15/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Enck
      Robert J. Enck, Principal Executive Officer

Date                                5/15/2018

By /s/ Laura Latella
      Laura Latella, Principal Financial Officer

Date                                5/15/2018